Notes to the Consolidated Statements of Operations - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 16,483	€ 11,212		€ 31,191	€ 55,731
Milestone revenues
Notes to the Consolidated Statements of Operations
Revenue recognized				1,087	5,789
Additional development milestone payments			€ 10,000
Development milestone payment included in contract liabilities	2,657			2,657
GSK
Notes to the Consolidated Statements of Operations
Revenue recognized				7,739
GSK | Belgium
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 15,935	€ 9,705		€ 28,691	€ 52,746